CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, Authorized shares	50,000,000	50,000,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	600,000,000	600,000,000
Common stock, shares issued	10,100,000	0
Common stock, shares outstanding	10,100,000	0
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.00	$ 0.00
Common stock, shares authorized	180,000,000	180,000,000
Common stock, shares issued	32,366,000	0
Common stock, shares outstanding	32,366,000	0